Summary of Significant Accounting Policies (Detail)	6 Months Ended
Dec. 31, 2020 USD ($) shares
Summary Of Significant Accounting Policies [Line Items]
Federal depository insurance coverage	$ 250,000
Working capital requirements	500,000
Loss on trust account	$ 170,000
Class A Ordinary Shares
Summary Of Significant Accounting Policies [Line Items]
Common stock subject to possible redemption (in Shares) | shares	66,256,277
Warrants outstanding (in Shares) | shares	28,783,333
Trust Account [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents	$ 3,500